Stock-Based Compensation (Details) - Schedule of Stock Options were Valued Using the Range of Inputs	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Options were Valued Using the Range of Inputs [Line items]
Risk-free interest rate		2.98%
Expected volatility	75.00%	79.10%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Schedule of Stock Options were Valued Using the Range of Inputs [Line items]
Risk-free interest rate	3.58%
Expected term (in years)	5 years 6 months 7 days	6 years
Maximum [Member]
Schedule of Stock Options were Valued Using the Range of Inputs [Line items]
Risk-free interest rate	3.91%
Expected term (in years)	6 years 3 months 7 days	6 years 3 months 18 days